INCOME TAXES - Schedule of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)/assets	$ 31,098	$ 20,554	[1]
Deductible temporary differences relating to provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,608	4,672
Mine property costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 36,706	$ 25,226

[1]	Please refer to Note 28 for information on revised prior period comparatives.